UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      December 31, 2009
                                                    -----------------

Check here if Amendment [  ]: Amendment Number:
                                                    -----------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Glenview Captal Management,LLC
Address:  767 Fifth Avenue, 44th Floor
          New York, NY 10153

Form 13F File Number:      028-10134
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark Horowitz
Title:      Chief Operating Office and General Counsel
Phone:      212-812-4700

Signature, Place and Date of Signing:

     /s/ Mark Horowitz               New York, New York      February 16, 2010
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        [Signature]                  [City, State]                 [Date]

Report Type (Check only one):

[X} 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ } 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
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Form 13F Information Table Entry Total:                 62
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Form 13F Information Table Value Total:             $4,679,795
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                                                 (in thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                   GLENVIEW CAPITAL MANAGEMENT LLC
                                                               FORM 13F
                                                   Quarter Ended December 31, 2009

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                               CLASS                      VALUE       SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
                               -----                      ------      -------   ---  ----  ----------   -----    -------------------
NAME OF ISSUER                 TITLE          CUSIP      (X$1,000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE
--------------                 -----          -----      ---------    -------   ---  ----  ----------  --------   ----  ------  ----
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED COMPUTER SERVICES   CL A          008190100   157,206      2,633,700 SH         SOLE                   2,633,700
ALCON INC                      COM SHS       H01301102   102,719        625,000 SH   CALL  SOLE                     625,000
AMDOCS LTD                     ORD           G02602103    63,978      2,242,493 SH         SOLE                   2,242,493
AMERICAN WTR WKS CO INC NEW    COM           030420103    69,695      3,109,981 SH         SOLE                   3,109,981
AMERISOURCEBERGEN CORP         COM           03073E105   132,337      5,076,221 SH         SOLE                   5,076,221
AON CORP                       COM           037389103    69,305      1,807,642 SH         SOLE                   1,807,642
APPLIED MATLS INC              COM           038222105    20,594      1,477,300 SH         SOLE                   1,477,300
ARVINMERITOR INC               COM           043353101    41,756      3,734,856 SH         SOLE                   3,734,856
BANK OF AMERICA CORPORATION    COM           060505104    74,824      4,968,362 SH         SOLE                   4,968,362
BANK OF AMERICA CORPORATION UNIT 99/99/9999  060505419    74,600      5,000,000 SH         SOLE                   5,000,000
CF INDS HLDGS INC              COM           125269100    20,331        223,959 SH         SOLE                     223,959
CIGNA CORP                     COM           125509109   150,342      4,262,594 SH         SOLE                   4,262,594
CIT GROUP INC                  COM NEW       125581801    33,105      1,199,036 SH         SOLE                   1,199,036
CLEARWIRE CORP NEW             CL A          18538Q105     8,446      1,249,400 SH         SOLE                   1,249,400
COMCAST CORP NEW               CL A          20030N101    16,860      1,000,000 SH         SOLE                   1,000,000
CVS CAREMARK CORPORATION       COM           126650100   109,108      3,387,395 SH         SOLE                   3,387,395
DAVITA INC                     COM           23918K108   107,434      1,828,973 SH         SOLE                   1,828,973
DIRECTV                        COM CL A      25490A101    39,526      1,185,200 SH         SOLE                   1,185,200
DONNELLEY R R & SONS CO        COM           257867101   148,984      6,689,908 SH         SOLE                   6,689,908
E M C CORP MASS                COM           268648102    36,498      2,089,160 SH         SOLE                   2,089,160
EBAY INC                       COM           278642103   121,941      5,182,346 SH         SOLE                   5,182,346
EXPRESS SCRIPTS INC            COM           302182100   235,442      2,724,393 SH         SOLE                   2,724,393
FIDELITY NATL INFORMATION SV   COM           31620M106   213,852      9,123,363 SH         SOLE                   9,123,363
FISERV INC                     COM           337738108    32,941        679,476 SH         SOLE                     679,476
FLEXTRONICS INTL LTD           ORD           Y2573F102   141,600     19,370,697 SH         SOLE                  19,370,697
FRESENIUS MED CARE AG&CO KGA   SPONSORED ADR 358029106     1,533         28,911 SH         SOLE                      28,911
HARTFORD FINL SVCS GROUP INC   COM           416515104    11,607        499,000 SH         SOLE                     499,000
HEWLETT PACKARD CO             COM           428236103   148,531      2,883,542 SH         SOLE                   2,883,542
ITT EDUCATIONAL SERVICES INC   COM           45068B109    84,222        877,683 SH         SOLE                     877,683
JPMORGAN CHASE & CO            COM           46625H100    96,680      2,320,140 SH         SOLE                   2,320,140
KROGER CO                      COM           501044101    20,522        999,600 SH         SOLE                     999,600
LABORATORY CORP AMER HLDGS     COM NEW       50540R409    20,469        273,500 SH         SOLE                     273,500
LIBERTY MEDIA CORP NEW         INT COM SER A 53071M104    28,474      2,626,772 SH         SOLE                   2,626,772
LIFE TECHNOLOGIES CORP         COM           53217V109   200,035      3,830,625 SH         SOLE                   3,830,625
MARSHALL & ILSLEY CORP NEW     COM           571837103    23,536      4,318,441 SH         SOLE                   4,318,441
MASTERCARD INC                 CL A          57636Q104    25,326         98,937 SH         SOLE                      98,937
MCDERMOTT INTL INC             COM           580037109    11,955        497,900 SH         SOLE                     497,900
MCKESSON CORP                  COM           58155Q103   212,954      3,407,258 SH         SOLE                   3,407,258
MONSANTO CO NEW                COM           61166W101    24,378        298,200 SH         SOLE                     298,200
MUELLER WTR PRODS INC          COM SER A     624758108     9,060      1,742,400 SH         SOLE                   1,742,400
OMNICARE INC                   COM           681904108   174,061      7,198,534 SH         SOLE                   7,198,534
ORACLE CORP                    COM           68389X105   231,790      9,449,252 SH         SOLE                   9,449,252
PFIZER INC                     COM           717081103    60,913      3,348,696 SH         SOLE                   3,348,696
PITNEY BOWES INC               COM           724479100    18,505        813,032 SH         SOLE                     813,032
PRIMEDIA INC                   COM NEW       74157K846     7,911      2,191,480 SH         SOLE                   2,191,480
REGIONS FINANCIAL CORP NEW     COM           7591EP100    25,050      4,735,316 SH         SOLE                   4,735,316
REPUBLIC SVCS INC              COM           760759100    80,824      2,854,954 SH         SOLE                   2,854,954
SMITHFIELD FOODS INC           COM           832248108    17,731      1,167,300 SH         SOLE                   1,167,300
SUNTRUST BKS INC               COM           867914103    34,732      1,711,758 SH         SOLE                   1,711,758
TAKE-TWO INTERACTIVE SOFTWAR   COM           874054109    28,630      2,848,723 SH         SOLE                   2,848,723
TARGET CORP                    COM           87612E106    83,414      1,724,500 SH         SOLE                   1,724,500
TERRESTAR CORP                 COM           881451108     1,151      1,223,988 SH         SOLE                   1,223,988
TEVA PHARMACEUTICAL INDS LTD   ADR           881624209    22,185        394,900 SH         SOLE                     394,900
THERMO FISHER SCIENTIFIC INC   COM           883556102   192,400      4,034,395 SH         SOLE                   4,034,395
URS CORP NEW                   COM           903236107    62,240      1,398,017 SH         SOLE                   1,398,017
WALGREEN CO                    COM           931422109   117,183      3,191,258 SH         SOLE                   3,191,258
WELLPOINT INC                  COM           94973V107    96,989      1,663,900 SH         SOLE                   1,663,900
WELLS FARGO & CO NEW           COM           949746101    53,791      1,993,000 SH         SOLE                   1,993,000
WILLIS GROUP HOLDINGS LTD      SHS           G96655108    94,807      3,593,886 SH         SOLE                   3,593,886
WYNDHAM WORLDWIDE CORP         COM           98310W108    33,299      1,650,929 SH         SOLE                   1,650,929
XEROX CORP                     COM           984121103    82,703      9,775,725 SH         SOLE                   9,775,725
YAHOO INC                      COM           984332106    16,780      1,000,000 SH         SOLE                   1,000,000